Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward
Start-up/organization expenses	1,891,958	890,822
Total deferred tax assets	1,891,958	890,822
Valuation allowance	(1,891,958)	(890,822)
Deferred tax assets, net of allowance